UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 142.5%
Corporate — 5.3%
County of Monroe EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$10,695	$13,562,437
County/City/Special District/School District — 35.7%
Adrian City School District, GO, (AGM) (a):
5.00%, 5/01/14	2,000	2,048,200
5.00%, 5/01/14	1,600	1,638,560
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	2,750	2,837,065
4.25%, 5/01/26	1,800	1,852,056
4.38%, 5/01/27	960	981,466
4.50%, 5/01/29	900	911,439
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/36	2,800	2,853,284
Birmingham City School District Michigan, GO, School Building & Site (AGM), 5.00%, 11/01/14 (a)	1,000	1,047,720
Brighton Area School District Michigan, GO, School Building & Site, Series I (Q-SBLF), 4.25%, 5/01/37	3,070	2,858,170
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	2,019,234
5.00%, 4/01/26	2,000	2,195,200
5.00%, 4/01/27	500	535,475
Chippewa Valley Schools, GO, Refunding (Q-SBLF), 5.00%, 5/01/32	1,970	2,051,656
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	521,770
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	790,950
5.50%, 5/01/41	1,355	1,425,189
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	600	623,940
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,447,774

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Eaton Rapids Public Schools, GO, School Building & Site (AGM) (a):
5.25%, 5/01/14	$1,675	$1,717,545
5.25%, 5/01/14	1,325	1,358,655
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	3,070	3,034,388
Fraser Public School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/25	2,000	2,092,500
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (Q-SBLF) (a):
5.00%, 5/01/14	2,940	3,010,854
5.00%, 5/01/14	710	727,147
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	639,408
5.50%, 5/01/36	1,200	1,265,520
5.50%, 5/01/41	1,575	1,645,780
Gull Lake Community School District, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	3,625	3,712,544
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,125	1,177,031
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/14 (a)	430	440,385
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	4,100	4,240,302
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/24	1,000	1,046,250
5.00%, 5/01/26	1,600	1,674,000
(Q-SBLF), 5.00%, 5/01/25	1,525	1,595,531
(Q-SBLF), 5.00%, 5/01/35	3,000	3,063,690
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	5,000	5,054,650

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	$1,000	$1,018,570
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	3,090	3,094,635
Montrose Community Schools, GO, (NPFGC), 6.20%, 5/01/17	830	904,625
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building and Site (NPFGC) (Q-SBLF), 5.00%, 5/01/25	1,000	1,084,990
Pennfield School District, GO, School Building & Site (NPFGC) (a):
5.00%, 5/01/14	605	619,484
5.00%, 5/01/14	765	783,314
Plymouth-Canton Community School District, GO, School Building & Site, Series A:
4.00%, 5/01/32	1,700	1,590,945
4.00%, 5/01/33	1,240	1,148,934
Reed City Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/14 (a)	1,425	1,459,414
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.13%, 5/01/25	1,150	1,185,719
4.25%, 5/01/26	1,200	1,234,200
4.25%, 5/01/27	1,200	1,214,664
4.50%, 5/01/29	1,025	1,038,028
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM) (Q-SBLF), 5.00%, 5/01/14 (a)	2,000	2,047,880
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/32	2,500	2,579,500
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	1,250	1,325,638
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	1,600	1,638,640

		92,104,508

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education — 19.7%
Grand Valley State University, RB, (NPFGC), 5.50%, 2/01/18	$1,760	$1,891,050
Lake Superior State University, Refunding RB, (AGM):
4.00%, 11/15/26	750	741,180
4.00%, 11/15/28	310	299,441
4.00%, 11/15/29	400	379,952
4.00%, 11/15/30	310	288,192
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,720	1,720,103
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	4,980	5,171,083
Series C, 5.00%, 2/15/40	4,700	4,806,502
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,650	1,702,156
Oakland University, RB, General, Series A:
5.00%, 3/01/38	8,485	8,636,457
5.00%, 3/01/43	13,865	14,018,763
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC):
5.00%, 7/01/14 (a)	1,935	1,996,707
5.00%, 7/01/24	165	169,457
Wayne State University, RB, Series A, 4.00%, 11/15/44	620	511,934
Western Michigan University, Refunding RB, University and College Improvements:
5.25%, 11/15/40	2,100	2,183,664
5.25%, 11/15/43	4,505	4,553,924
(AGM), 5.25%, 11/15/33	620	647,026
(AGM), 5.00%, 11/15/39	1,085	1,096,067

		50,813,658
Health — 24.3%
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	140	140,106
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	4,828,660
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	4,500	4,635,000

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	$1,550	$1,520,860
Michigan Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,745	1,744,860
Trinity Health Credit Group, 5.00%, 12/01/31	3,100	3,176,477
Trinity Health Credit Group, 5.00%, 12/01/35	4,100	4,132,349
Trinity Health Credit Group, 5.00%, 12/01/39	3,350	3,335,327
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,019,865
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	1,003,240
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	620	629,877
MidMichigan Obligated Group, Series A, 5.00%, 4/15/36	3,550	3,456,493
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/39	1,965	2,009,114
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,419,200
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	3,975,760
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	600	653,358
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	3,260	3,349,487
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	630	597,284
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	3,100	3,085,337
McLaren Health Care, Series A, 5.00%, 6/01/35	1,390	1,377,268
McLaren Health Care, Series A, 5.75%, 5/15/38	4,500	4,913,415
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,460	3,951,070
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	1,061,130
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,141,260

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,000	$1,202,880
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	475	463,296

		62,822,973
Housing — 8.6%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,006,200
Series A, 4.75%, 12/01/25	4,235	4,421,467
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,660	3,549,102
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	9,715	8,436,797
Series A, 6.05%, 10/01/41	4,825	4,881,694

		22,295,260
State — 13.8%
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,900	4,418,232
Series I (AGC), 5.25%, 10/15/24	4,000	4,478,640
Series I (AGC), 5.25%, 10/15/25	2,000	2,189,960
Series I (AGC), 5.25%, 10/15/26	600	647,736
Series I-A, 5.50%, 10/15/45	1,250	1,287,275
Series II (AGM), 5.00%, 10/15/26	4,500	4,763,475
Michigan State Finance Authority, RB, Local Government Loan Program, Series F:
5.00%, 4/01/31	1,000	1,003,850
5.25%, 10/01/41	6,085	6,135,688
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,500	1,538,175
State of Michigan, COP, (AMBAC), 2.71%, 6/01/22 (b)(c)	3,000	2,381,160
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/29	1,000	1,076,700
5.00%, 11/15/33	1,850	1,943,610

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (concluded)
State of Michigan Trunk Line Fund, RB (concluded):
5.00%, 11/15/36	$3,500	$3,657,710

		35,522,211
Transportation — 15.3%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,713,523
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,958,515
5.25%, 12/01/26	6,300	6,662,943
5.00%, 12/01/34	4,435	4,288,955
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,503,400
5.75%, 12/01/26	1,000	1,120,620
5.38%, 12/01/32	8,700	9,219,303

		39,467,259
Utilities — 19.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,645	1,512,512
City of Detroit Michigan Water Supply System, RB, Second Lien:
Series B (AGM), 7.00%, 7/01/36	3,000	3,145,050
Series A (NPFGC), 5.00%, 7/01/34	6,000	5,412,480
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	10,470	9,903,154
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	930	972,380
4.00%, 1/01/42	1,700	1,510,280
(NPFGC), 5.00%, 7/01/14 (a)	11,385	11,751,255
City of Lansing Michigan, RB, Board of Water & Light, Series A, 5.50%, 7/01/41	3,000	3,216,630
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	310	318,674
5.63%, 10/01/40	1,000	1,035,110
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	1,000	1,000,200

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Lansing Board of Water & Light Utilities System, RB, Series A:
5.00%, 7/01/27	$1,970	$2,108,274
5.00%, 7/01/31	4,230	4,415,782
5.00%, 7/01/37	2,065	2,146,134
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund:
5.00%, 10/01/27	1,250	1,345,937
Pooled Project, 5.00%, 10/01/27	1,240	1,368,514

		51,162,366
Total Municipal Bonds in Michigan		367,750,672
Guam — 1.9%
State — 1.9%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	2,300	2,294,733
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	1,165	1,160,165
Section 30, Series A, 5.63%, 12/01/29	1,400	1,465,506

		4,920,404
Total Municipal Bonds in Guam		4,920,404
Total Municipal Bonds — 144.4%		372,671,076

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Michigan — 17.4%
County/City/Special District/School District — 4.5%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/37	6,470	6,854,997
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	4,650	4,803,915

		11,658,912
Education — 12.8%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	6,220	6,493,680
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	7,822,650

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Michigan (concluded)
Education (concluded)
Wayne State Univeristy, RB, General, Series A, 5.00%, 11/15/40	$6,190	$6,312,314
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	12,207	12,570,148

		33,198,792
Health — 0.1%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	189,168
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 17.4%		45,046,872
Total Long-Term Investments (Cost — $412,317,189) — 161.8%		417,717,948

Short-Term Securities	Shares	Value
BIF Michigan Municipal Money Fund, 0.00% (e)(f)	2,832,572	$2,832,572
Total Short-Term Securities (Cost — $2,832,572) — 1.1%		2,832,572
Total Investments (Cost — $415,149,761*) — 162.9%		420,550,520
Other Assets Less Liabilities — 2.2%		5,667,078
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.1%)		(23,496,885)
VRDP Shares, at Liquidation Value — (56.0%)		(144,600,000)

Net Assets Applicable to Common Shares — 100.0%		$258,120,713

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$392,117,626

Gross unrealized appreciation	$14,921,468
Gross unrealized depreciation	(9,975,574)

Net unrealized appreciation	$4,945,894

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF Michigan Municipal Money Fund	479,667	2,352,905	2,832,572	—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Holding Ltd.
	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(45)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$5,731,172	$3,467

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$417,717,948	—	$417,717,948
Short-Term Securities	$2,832,572	—	—	2,832,572

Total	$2,832,572	$417,717,948	—	$420,550,520

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$3,467	—	—	$3,467
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$80,000	—	—	$80,000
Liabilities:
TOB trust certificates	—	$(23,487,000)	—	(23,487,000)
VRDP Shares	—	(144,600,000)	—	(144,600,000)

Total	$80,000	$(168,087,000)	—	$(168,007,000)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 23, 2013